Collateral for crude oil exploration concession agreements (Details Narrative) - Exploration and evaluation assets [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,574	$ 1,631
Collateral for crude oil exploration concession agreements, amount	1,574	1,543
Oil Reserves 1 [Member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	1,243	1,256
Bank Guarantees [Member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	$ 331	$ 287